PRE-PAID EXPENSES AND OTHER CURRENT ASSETS	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Pre-paid Expenses And Other Current Assets
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 4 – PRE-PAID EXPENSES AND OTHER CURRENT ASSETS

On March 31, 2021 and December 31, 2020, there were $274,715 in Pre-paid Expenses for a Contract Research Organization (CRO) for services planned for the second quarter of 2021.

NOTE 4 – PRE-PAID EXPENSES AND OTHER CURRENT ASSETS

On December 31, 2020, there was $274,715 in Pre-paid Expenses for a Contract Research Organization (CRO) for services planned for the first quarter of 2021. At December 31, 2019 there was $50,000 in Other Receivables for a convertible note signed at year end, and paid in the beginning of 2020.